Goodwill - Key Assumptions Used in Impairment Testing by CGU (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Canada
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax WACC	14.00%	15.90%
Long-term growth rate of net operating cash flows	1.90%	1.80%
Incremental increase in after-tax WACC	0.45%	2.28%
Incremental decrease in long-term growth rate of net operating cash flows	0.56%	2.96%
France
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax WACC	22.20%	25.10%
Long-term growth rate of net operating cash flows	1.40%	1.40%
Incremental increase in after-tax WACC	2.53%	4.44%
Incremental decrease in long-term growth rate of net operating cash flows	4.18%	7.11%
EPM
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax WACC	21.30%	20.30%
Long-term growth rate of net operating cash flows	2.10%	1.90%
Incremental increase in after-tax WACC	26.60%	40.78%
Incremental decrease in long-term growth rate of net operating cash flows	0.00%	0.00%
ERP
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax WACC	19.90%	20.70%
Long-term growth rate of net operating cash flows	2.10%	1.90%
Incremental increase in after-tax WACC	7.70%	3.23%
Incremental decrease in long-term growth rate of net operating cash flows	13.52%	4.58%
Industry Solutions
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax WACC	17.50%	24.30%
Long-term growth rate of net operating cash flows	2.10%	1.90%
Incremental increase in after-tax WACC	1.01%	2.85%
Incremental decrease in long-term growth rate of net operating cash flows	1.36%	3.86%